FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05569

                            FRANKLIN UNIVERSAL TRUST
               (Exact name of registrant as specified in charter)

           ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906 (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 8/31

Date of reporting period: 11/30/04

Item 1. Schedule of Investments.

Franklin Universal Trust

QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2004
--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...............................................  3
Notes to Statement of Investments ......................................  9
















                                 [LOGO OMITTED]
                            FRANKLIN[R] TEMPLETON[R]
                                   INVESTMENTS
                      FRANKLIN o Templeton o Mutual Series


                                           Quarterly Statement of Investments| 1
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
Franklin Universal Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
                                                                            COUNTRY       SHARES/WARRANTS         VALUE
----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS 32.1%
    COMMUNICATIONS 1.6%
a   Call-Net Enterprises Inc., B .......................................      Canada            41,958          $     96,503
a,b Poland Telecom Finance, wts., 144A, 12/01/07 .......................      Poland             3,000                    --
a   Telewest Global Inc. ...............................................  United Kingdom       160,567             2,350,701
a   USA Mobility Inc. ..................................................   United States        19,188               697,666
                                                                                                                -------------
                                                                                                                   3,144,870
                                                                                                                -------------

    ELECTRONIC TECHNOLOGY
a   Loral Space & Communications Ltd., wts., 12/27/06 ..................   United States        21,638                   173
a   Loral Space & Communications Ltd., wts., 1/15/07 ...................   United States         5,000                     1
                                                                                                                -------------
                                                                                                                         174
                                                                                                                -------------

    ENERGY MINERALS .2%
    Devon Energy Corp. .................................................   United States         6,570               272,129
a   McMoRan Exploration Co. ............................................   United States         1,800                28,242
                                                                                                                -------------
                                                                                                                     300,371
                                                                                                                -------------

    NON-ENERGY MINERALS 1.1%
    AngloGold Ashanti Ltd., ADR ........................................   South Africa         30,446             1,215,100
    Barrick Gold Corp. .................................................      Canada            35,800               880,322
                                                                                                                -------------
                                                                                                                   2,095,422
                                                                                                                -------------

    PRODUCER MANUFACTURING
a   Harvard Industries Inc. ............................................   United States       109,618                   548
a   VS Holdings ........................................................   United States       181,875                    18
                                                                                                                -------------
                                                                                                                         566
                                                                                                                -------------

    TRANSPORTATION
a   Continental Airlines Inc., B .......................................   United States         2,500                27,850
                                                                                                                -------------

    UTILITIES 29.2%
    Alliant Energy Corp. ...............................................   United States        95,000             2,591,600
    Ameren Corp. .......................................................   United States        40,000             1,936,800
    American Electric Power Co. Inc. ...................................   United States        30,000             1,025,100
    Atmos Energy Corp. .................................................   United States        85,000             2,294,150
    Cinergy Corp. ......................................................   United States        55,000             2,276,450
    Dominion Resources Inc. ............................................   United States        70,000             4,582,900
    DTE Energy Co. .....................................................   United States        45,000             1,974,600
    Edison International ...............................................   United States        65,000             2,073,500
    Energy East Corp. ..................................................   United States        42,000             1,057,140
    Entergy Corp. ......................................................   United States        28,000             1,814,960
    Exelon Corp. .......................................................   United States       104,000             4,337,840
    FirstEnergy Corp. ..................................................   United States        75,000             3,167,250
    FPL Group Inc. .....................................................   United States        70,000             4,923,100
    Nicor Inc. .........................................................   United States        98,000             3,616,200
    NiSource Inc. ......................................................   United States        80,000             1,743,200
    ONEOK Inc. .........................................................   United States        22,600               630,992


                                          Quarterly Statement of Investments | 3

Franklin Universal Trust

----------------------------------------------------------------------------------------------------------------------------
                                                                            COUNTRY       SHARES/WARRANTS         VALUE
----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS (CONT.)
    UTILITIES (CONT.)
    Pepco Holdings Inc. ................................................   United States        68,000          $  1,451,120
    Pinnacle West Capital Corp. ........................................   United States        76,000             3,359,200
    Progress Energy Inc. ...............................................   United States        70,000             3,073,700
    Southern Co. .......................................................   United States       170,000             5,574,300
    TXU Corp. ..........................................................   United States        39,600             2,487,672
                                                                                                                -------------
                                                                                                                  55,991,774
                                                                                                                -------------

    TOTAL COMMON STOCKS AND WARRANTS (COST $48,861,987) ................                                          61,561,027
                                                                                                                -------------

    PREFERRED STOCKS 1.0%
    PROCESS INDUSTRIES
b,c Asia Pulp & Paper Co. Ltd., 12.00%, Perpetual, pfd. ................     Indonesia           4,000                43,720
                                                                                                                -------------

    UTILITIES 1.0%
    Heco Capital Trust III, 6.50%, pfd. ................................   United States        75,000             1,971,000
                                                                                                                -------------

    TOTAL PREFERRED STOCKS (COST $5,875,000) ...........................                                           2,014,720
                                                                                                                -------------

    CONVERTIBLE PREFERRED STOCK (COST $1,700,803) 1.1%
    CONSUMER DURABLES
    Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. ..................   United States        40,800             2,139,960
                                                                                                                -------------


                                                                                         ------------------
                                                                                         PRINCIPAL AMOUNT E
                                                                                         ------------------

    BONDS 92.2%
    COMMERCIAL SERVICES
c   Key3Media Group Inc., senior sub. note, 11.25%, 6/15/11 ............   United States   $ 5,000,000                 6,250
                                                                                                                -------------

    COMMUNICATIONS 11.4%
    Dobson Cellular Systems Inc., secured note, 144A, 9.875%,
      11/01/12 .........................................................   United States     1,900,000             1,871,500
    Inmarsat Finance PLC, senior note, 7.625%, 6/30/12 .................  United Kingdom     2,000,000             2,055,000
    Millicom International Cellular SA, senior note, 144A, 10.00%,
      12/01/13 .........................................................    Luxembourg       2,300,000             2,386,250
    Nextel Communications Inc., senior note, 7.375%, 8/01/15 ...........   United States     3,000,000             3,315,000
    NTL Cable PLC, senior note, 144A, 8.75%, 4/15/14 ...................  United Kingdom       900,000             1,019,250
    PanAmSat Corp., senior note, 144A, 9.00%, 8/15/14 ..................   United States     2,100,000             2,257,500
c   Poland Telecom Finance BV, B, 14.00%, 12/01/07 .....................      Poland         3,000,000                   300
    Qwest Communications International Inc., senior note, 144A, 7.50%,
       2/15/14 .........................................................    United States    2,000,000             1,960,000
    Rogers Wireless Communications Inc., senior secured note, 144A, 7.25%,
       12/15/12 ........................................................       Canada        2,700,000             2,818,125
    Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14 .....   United States     1,300,000             1,313,000
    Time Warner Telecom Inc., senior note, 10.125%, 2/01/11 ............   United States     1,700,000             1,640,500
    Triton PCS Inc., senior note, 8.50%, 6/01/13 .......................   United States     1,300,000             1,196,000
                                                                                                                -------------
                                                                                                                  21,832,425
                                                                                                                -------------


4 | Quarterly Statement of Investments

Franklin Universal Trust

----------------------------------------------------------------------------------------------------------------------------
                                                                            COUNTRY     PRINCIPAL AMOUNT E        VALUE
----------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    CONSUMER DURABLES 4.0%
    D.R. Horton Inc., senior note, 8.50%, 4/15/12 ......................   United States   $ 3,000,000          $  3,390,000
    Jostens IH Corp., senior sub. note, 144A, 7.625%, 10/01/12 .........   United States     1,400,000             1,473,500
    Simmons Co., senior sub. note, 7.875%, 1/15/14 .....................   United States     1,900,000             1,985,500
    True Temper Sports Inc., senior sub. note, 8.375%, 9/15/11 .........   United States       800,000               716,000
                                                                                                                -------------
                                                                                                                   7,565,000
                                                                                                                -------------

    CONSUMER NON-DURABLES 1.7%
    Smithfield Foods Inc., senior note, 7.00%, 8/01/11 .................   United States     2,000,000             2,130,000
    Smithfield Foods Inc., senior note, 7.75%, 5/15/13 .................   United States     1,000,000             1,105,000
                                                                                                                -------------
                                                                                                                   3,235,000
                                                                                                                -------------

    CONSUMER SERVICES 18.4%
b,c Atherton Franchise Capital, 13.073%, 12/01/08 ......................   United States       752,296                37,615
    Cablevision Systems Corp., senior note, 144A, 8.00%, 4/15/12 .......   United States     2,900,000             3,103,000
c   Century Communications Corp., senior disc. note, B, zero cpn.,
      1/15/08 ..........................................................   United States     5,000,000             3,475,000
    Charter Communications Holdings II, senior note, 10.25%, 9/15/10 ...   United States     2,500,000             2,625,000
    Corrections Corp. of America, senior note, 7.50%, 5/01/11 ..........   United States     2,300,000             2,466,750
    Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ..............   United States     2,342,000             2,716,720
    DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 .................   United States     2,000,000             2,255,000
    Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 .............   United States     2,700,000             2,841,750
    Marquee Inc., senior note, 144A, 8.625%, 8/15/12 ...................   United States     1,900,000             2,104,250
    Nexstar Finance Inc., senior sub. note, 7.00%, 1/15/14 .............   United States     3,000,000             2,962,500
    Park Place Entertainment Corp., senior sub. note, 7.875%, 3/15/10 ..   United States     2,400,000             2,712,000
    Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 .....   United States       800,000               866,000
    Pinnacle Entertainment Inc., senior sub. note, B, 9.25%, 2/15/07 ...   United States       165,000               169,538
    Royal Caribbean Cruises Ltd., senior note, 8.00%, 5/15/10 ..........   United States     1,200,000             1,362,000
    Royal Caribbean Cruises Ltd., senior note, 6.875%, 12/01/13 ........   United States       800,000               871,000
    Station Casinos Inc., senior note, 6.00%, 4/01/12 ..................   United States       500,000               517,500
    Station Casinos Inc., senior sub. note, 6.50%, 2/01/14 .............   United States       300,000               312,750
    Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 ............   United States     2,200,000             2,304,500
    Young Broadcasting Inc., senior sub. note, 8.75%, 1/15/14 ..........   United States     1,500,000             1,481,250
                                                                                                                -------------
                                                                                                                  35,184,123
                                                                                                                -------------

    DISTRIBUTION SERVICES
c   AmeriServe Food Distribution Inc., senior note, 8.875%, 10/15/06 ...   United States     1,000,000                    --
c   AmeriServe Food Distribution Inc., senior sub. note, 10.125%,
      7/15/07 ..........................................................   United States     2,700,000                    --
                                                                                                                -------------
                                                                                                                          --
                                                                                                                -------------

    ELECTRONIC TECHNOLOGY 3.8%
    Communications & Power Industries, senior sub. note, 8.00%, 2/01/12    United States     1,900,000             2,004,500
    Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13 ...     Singapore       1,100,000             1,116,500
    Solectron Corp., senior note, 9.625%, 2/15/09 ......................   United States     1,400,000             1,550,500
    Xerox Corp., senior note, 7.125%, 6/15/10 ..........................   United States     2,500,000             2,700,000
                                                                                                                -------------
                                                                                                                   7,371,500
                                                                                                                -------------


                                          Quarterly Statement of Investments | 5

Franklin Universal Trust

----------------------------------------------------------------------------------------------------------------------------
                                                                            COUNTRY     PRINCIPAL AMOUNT E        VALUE
----------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    ENERGY MINERALS 4.1%
    Foundation PA Coal Co., senior note, 144A, 7.25%, 8/01/14 ..........   United States   $ 1,700,000          $  1,827,500
    Markwest Energy Partners, senior note, 144A, 6.875%, 11/01/14 ......   United States     1,500,000             1,541,250
    Plains Exploration & Production Co., senior note, 7.125%, 6/15/14 ..   United States     1,200,000             1,326,000
    Vintage Petroleum, senior sub. note, 7.875%, 5/15/11 ...............   United States     3,000,000             3,240,000
                                                                                                                -------------
                                                                                                                   7,934,750
                                                                                                                -------------

    GOVERNMENT BONDS 5.1%
    Eskom, E168, utility deb., 11.00%, 6/01/08 .........................   South Africa      4,350,000  ZAR          809,193
    Federation of Russia, 3.00%, 5/14/06 ...............................      Russia         1,300,000             1,270,750
    Republic of Bulgaria, FRN, 2.75%, 7/28/11 ..........................     Bulgaria        3,640,000             3,636,597
    United Mexican States, 11.375%, 9/15/16 ............................      Mexico         2,750,000             4,001,250
                                                                                                                -------------
                                                                                                                   9,717,790
                                                                                                                -------------

    HEALTH SERVICES 5.0%
    HCA Inc., senior note, 8.75%, 9/01/10 ..............................   United States     3,000,000             3,413,316
    Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 ...............   United States     3,000,000             2,940,000
    Vanguard Health Holding Co. II LLC, senior sub. note, 144A, 9.00%,
      10/01/14 .........................................................   United States     3,000,000             3,202,500
                                                                                                                -------------
                                                                                                                   9,555,816
                                                                                                                -------------

    INDUSTRIAL SERVICES 3.9%
    Allied Waste North America Inc., senior secured note, 6.50%,
      11/15/10 .........................................................   United States     3,000,000             2,910,000
    Grant Prideco Escrow, senior note, 9.00%, 12/15/09 .................   United States     1,000,000             1,117,500
    Hanover Equipment Trust 01, senior secured note, B, 8.75%,
      9/01/11 ..........................................................   United States     3,000,000             3,270,000
    URS Corp., senior sub. note, 12.25%, 5/01/09 .......................   United States       152,000               162,640
                                                                                                                -------------
                                                                                                                   7,460,140
                                                                                                                -------------

    NON-ENERGY MINERALS 1.8%
    Ispat Inland ULC, senior secured note, 9.75%, 4/01/14 ..............   United States     2,900,000             3,516,250
                                                                                                                -------------

    PROCESS INDUSTRIES 11.3%
    BCP Caylux Holding Lux SCA, senior sub. note, 144A, 9.625%,
      6/15/14 ..........................................................   United States     2,700,000             3,044,250
    Boise Cascade LLC, senior sub. note, 144A, 7.125%, 10/15/14 ........   United States     1,900,000             1,995,000
c   FiberMark Inc., senior note, 10.75%, 4/15/11 .......................   United States     3,000,000             2,070,000
    Georgia-Pacific Corp., senior note, 8.00%, 1/15/24 .................   United States     3,000,000             3,495,000
    Huntsman ICI Holdings LLC, senior disc. note, zero cpn., 12/31/09 ..   United States     6,000,000             3,375,000
    Nalco Co., senior sub. note, 8.875%, 11/15/13 ......................   United States     1,500,000             1,663,125
    Owens-Brockway Glass Container Inc., senior note, 144A, 6.75%,
      12/01/14 .........................................................   United States     2,000,000             2,015,000
b,c Pindo Deli Finance Mauritius Ltd., senior note, 11.75%, 10/01/17 ...     Singapore       3,000,000               688,590
    Rhodia SA, senior note, 10.25%, 6/01/10 ............................      France         3,000,000             3,345,000
                                                                                                                -------------
                                                                                                                  21,690,965
                                                                                                                -------------



6 | Quarterly Statement of Investments

Franklin Universal Trust

----------------------------------------------------------------------------------------------------------------------------
                                                                            COUNTRY     PRINCIPAL AMOUNT E        VALUE
----------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    PRODUCER MANUFACTURING 7.9%
    Case New Holland Inc., senior note, 144A, 9.25%, 8/01/11 ...........   United States   $ 3,000,000          $  3,337,500
    Fimep SA, senior note, 10.50%, 2/15/13 .............................      France         2,000,000             2,350,000
    Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ...................  United Kingdom     1,800,000             1,948,500
    Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 ........   United States     2,000,000             2,130,000
    THL Buildco Inc., senior sub. note, 144A, 8.50%, 9/01/14 ...........   United States     1,900,000             2,052,000
    TRW Automotive Inc., senior note, 9.375%, 2/15/13 ..................   United States     1,701,000             1,990,170
    Westinghouse Air Brake Technologies Co., senior note, 6.875%,
      7/31/13 ..........................................................   United States     1,300,000             1,365,000
                                                                                                                -------------
                                                                                                                  15,173,170
                                                                                                                -------------

    REAL ESTATE INVESTMENT TRUSTS 2.4%
    Host Marriott LP, senior note, 144A, 7.00%, 8/15/12 ................   United States     2,500,000             2,650,000
    Ventas Realty LP/Capital Corp., senior note, 9.00%, 5/01/12 ........   United States     1,700,000             1,976,250
                                                                                                                -------------
                                                                                                                   4,626,250
                                                                                                                -------------

    RETAIL TRADE 1.5%
    Rite Aid Corp., senior note, 144A, 6.125%, 12/15/08 ................   United States     3,000,000             2,835,000
                                                                                                                -------------

    TECHNOLOGY SERVICES 1.8%
c   PSINet Inc., 10.50%, 12/01/06 ......................................   United States       700,000                10,500
c   PSINet Inc., senior note, 11.00%, 8/01/09 ..........................   United States     3,250,000                48,750
    UGS Corp., senior sub. note, 144A, 10.00%, 6/01/12 .................   United States     3,000,000             3,435,000
                                                                                                                -------------
                                                                                                                   3,494,250
                                                                                                                -------------

    TRANSPORTATION 2.4%
    Great Lakes Dredge & Dock Corp., senior sub. note, 7.75%, 12/15/13 .   United States     1,200,000             1,119,000
    Laidlaw International Inc., senior note, 10.75%, 6/15/11 ...........   United States     3,000,000             3,468,750
                                                                                                                -------------
                                                                                                                   4,587,750
                                                                                                                -------------

    UTILITIES 5.7%
    Aquila Inc., senior note, 14.875%, 7/01/12 .........................   United States     2,000,000             2,790,000
    Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 ...........   United States     2,500,000             1,931,250
    Dynegy Holdings Inc., senior note, 8.75%, 2/15/12 ..................   United States     2,600,000             2,730,000
    Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 ........   United States     3,000,000             3,416,249
                                                                                                                -------------
                                                                                                                  10,867,499
                                                                                                                -------------

    TOTAL BONDS (COST $181,834,419) ....................................                                         176,653,928
                                                                                                                -------------

    TOTAL LONG TERM INVESTMENTS (COST $238,272,209) ....................                                         242,369,635
                                                                                                                -------------

                                          Quarterly Statement of Investments | 7

Franklin Universal Trust

----------------------------------------------------------------------------------------------------------------------------
                                                                            COUNTRY           SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------------
    MONEY FUND
d   Franklin Institutional Fiduciary Trust Money Market Portfolio ......   United States     3,373,161          $  3,373,161
                                                                                                                -------------

    TOTAL INVESTMENTS (COST $241,645,370) 128.2% .......................                                         245,742,796
    OTHER ASSETS, LESS LIABILITIES (28.2)% .............................                                         (54,051,006)
                                                                                                                -------------

    NET ASSETS 100.0% ..................................................                                        $191,691,790
                                                                                                                -------------

CURRENCY ABBREVIATIONS | ZAR - South African Rand




a Non-income producing.
b See Note 2 regarding restricted securities.
c Defaulted security.
d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
e The principal amount is stated in U.S. dollars unless otherwise indicated.



8 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Franklin Universal Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)




Franklin Universal Trust (the Fund) is registered under the Investment Company Act of 1940 as a closed-end investment company.


1. INCOME TAXES

At November 30, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:

Cost of investments ...........................  $241,772,776
                                                 -------------
Unrealized appreciation .......................  $ 35,275,892
Unrealized depreciation .......................   (31,305,872)
                                                 -------------
Net unrealized appreciation (depreciation) ....  $  3,970,020
                                                 -------------


2. RESTRICTED SECURITIES

At November 30, 2004, the Fund held investments in restricted and illiquid securities that were valued under approved methods by the Trustees, as follows:

----------------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT/                                                       ACQUISITION
   SHARES/WARRANTS   ISSUER                                                   DATE         COST         VALUE
----------------------------------------------------------------------------------------------------------------
         4,000       Asia Pulp & Paper Co. Ltd., 12.00%,
                       Perpetual, pfd. .................................     2/14/97   $4,000,000      $ 43,720
    $  752,296       Atherton Franchise Capital, 13.073%,
                       12/01/08 ........................................     4/28/94      752,296        37,615
    $3,000,000       Pindo Deli Finance Mauritius Ltd., senior note,
                       11.75%, 10/01/17 ................................     9/25/97    2,977,200       688,590
         3,000       Poland Telecom Finance, wts., 144A,
                       12/01/07 ........................................    11/24/97       18,000            --
                                                                                                       ---------
                     TOTAL RESTRICTED SECURITIES (.02% OF NET ASSETS) ..                               $769,925
                                                                                                       ---------




For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

                                          Quarterly Statement of Investments | 9

tem 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    FRANKILN UNIVERSAL TRUST

By  /S/JIMMY D. GAMBILL
   --------------------
         Chief Executive Officer - Finance and Administration
Date    January 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /S/JIMMY D. GAMBILL
   --------------------
         Chief Executive Officer - Finance and Administration
Date    January 20, 2005


By /S/GALEN G. VETTER
   -------------------
         Chief Financial Officer
Date    January 20, 2005







                                Exhibit A


I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of Franklin Universal Trust;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

    (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

    (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

January 20, 2005

/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration







I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of Franklin Universal Trust;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

    (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

    (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

January 20, 2005

/s/GALEN G. VETTER
Chief Financial Officer